Financing Activities Line of Credit Facility (Details) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended			24 Months Ended	48 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Credit Facility	Dec. 31, 2012 Credit Facility Wells Fargo, Maturing March 29, 2016	Dec. 31, 2012 Credit Facility Wells Fargo, Maturing June 21, 2012, Replaced	Dec. 31, 2012 Cash Management Line	Dec. 31, 2012 Senior Unsecured Term Loan	Dec. 31, 2011 Senior Unsecured Term Loan	Dec. 31, 2012 Senior Unsecured Term Loan U.S. Bank National, Maturing May 11, 2017	Jul. 22, 2014 Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Dec. 31, 2012 Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Jul. 22, 2013 Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Aug. 01, 2018 Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Dec. 31, 2012 Minimum Credit Facility Wells Fargo, Maturing March 29, 2016	Dec. 31, 2012 Minimum Senior Unsecured Term Loan U.S. Bank National, Maturing May 11, 2017	Dec. 31, 2012 Minimum Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Dec. 31, 2012 Maximum Credit Facility Wells Fargo, Maturing March 29, 2016	Dec. 31, 2012 Maximum Senior Unsecured Term Loan U.S. Bank National, Maturing May 11, 2017	Dec. 31, 2012 Maximum Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Dec. 31, 2012 Actual Debt Instrument with Operational Covenants	Dec. 31, 2012 Required Debt Instrument with Operational Covenants	Dec. 31, 2012 Original Terms Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018
Line of Credit
Current borrowing capacity				$ 500,000,000		$ 35,000,000
Maximum borrowing capacity				700,000,000	675,000,000
Amount outstanding	188,631,000	184,000,000	170,000,000			18,631,000
Interest rate at period end	1.61%	1.35%
Expiration date				Mar. 29, 2016		Mar. 29, 2016
Credit Facility extension option				1 year
Credit Facility extension fee				0.20%
Competitive bid, maximum				250,000,000
Description of variable rate basis				LIBOR					LIBOR		LIBOR
Basis spread on variable rate borrowings														1.00%	1.10%	1.65%	1.80%	2.05%	2.90%
Basis spread on facility fee														0.15%			0.40%
Revolving loans / term loan current interest at LIBOR plus margin rate				1.40%					1.60%													2.45%
Annual facility fee				0.30%
Term Loan Agreements
Derivative, effective date	May 11, 2012	Jul. 22, 2011							May 11, 2012		Jul. 22, 2011
Debt instrument, face amount							400,000,000	250,000,000	150,000,000		250,000,000
Derivative, number of instruments held									2		2
Debt instrument, interest rate at period end									2.71%		4.55%											5.00%
Debt instrument, maturity date									May 11, 2017		Aug. 01, 2018
Debt instrument prepayment premium										1.00%		2.00%	0.00%
Covenant limit on indebtedness				25,000,000					25,000,000		20,000,000
Credit Facility and Term Loan Covenants
Fixed charge ratio																				220.00%	150.00%
Debt to total asset value																				45.00%	60.00%
Secured debt to total asset value ratio																				17.00%	40.00%
Unencumbered leverage ratio																				45.00%	62.50%
Permitted investments ratio																				11.00%	30.00%
Tangible net worth																				$ 2,100,000,000	$ 1,000,000,000